Munder Series Trust
480 Pierce Street
Birmingham, Michigan 48009

June 29, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:	Munder Series Trust (the “Trust”) File Nos. 333-102943, 811-21294
Post-Effective Amendment No. 37

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended (“1940 Act”), Regulation S-T, Rules 472 and 485(b) promulgated under the Securities Act of 1933, as amended (“1933 Act”), please find transmitted electronically for filing on behalf of the Trust Post-Effective Amendment No. 38 to the Trust’s registration statement on Form N-1A under the 1933 Act, and Post-Effective Amendment No. 39 to the Trust’s registration statement under the 1940 Act (“Amendment”).

The Amendment is being filed for the purposes of updating financial information and making other non-material changes for the Munder Integrity Mid-Cap Value Fund and Munder Integrity Small/Mid-Cap Value Fund, each a series of the Trust.

The attached post-effective amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing.  If you have any questions relating to this filing, please do not hesitate to contact me at 248.647.9201 ext 1211.

Sincerely,

/s/ Amy D. Eisenbeis
Amy D. Eisenbeis
Assistant Secretary of the Trust
Enclosures
cc:           S. Shenkenberg